UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2013
(unaudited)

Principal	Security	Moody's and S&P
Amount	Description	Ratings	Value	(a)

General Obligation Bonds (61.2%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	$8,260,014
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR***	1,069,950

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	8,848,487

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	8,698,135

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,573,150
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,387,800
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,380,100
5,000,000	4.000%, 11/01/35	Aa1/NR***	4,761,500

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,212,040

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,349,750
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,349,750
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	12,839,400

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15@ 100
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,489,650

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,288,620
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,813,500
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,484,641

	City and County of Honolulu, Hawaii, Series A, Refunding, Prerefunded to 07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,293,928

	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 08/01/19	Aa1/NR***	1,172,560

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR***	5,195,593
5,000,000	5.000%, 11/01/22	Aa1/NR***	5,859,150
5,000,000	4.000%, 11/20/27	Aa1/NR***	5,119,450
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,260,150
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,199,250

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,440,700
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,220,680
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,166,350

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,211,463

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA-	2,776,520

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,012,313
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,505,296

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,936,170
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,289,669
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,249,457
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,536,218
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,169,010

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	5,875,050
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,729,750

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,073,650
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	5,727,923

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR***	1,604,925

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/A	3,121,370

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,161,773

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,123,812
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,519,653
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,254,590
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,678,621
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,065,282

	County of Hawaii, Prerefunded to 07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,063,225

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,909,958
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,146,582

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-	570,840
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,133,560
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,128,720
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,756,361
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,104,900
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,095,540

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	1,986,900

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,289,040

	County of Hawaii Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-	1,620,210

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	1,073,860
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,669,852
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,610,790
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,073,860
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,073,860

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/A	907,412
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/A	1,159,769
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/A	1,396,018
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/A	955,735

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	764,206
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	990,506
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	805,121
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	538,218

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,033,980
1,445,000	4.000%, 08/01/22	Aa2/AA	1,548,346
1,240,000	4.000%, 08/01/24	Aa2/AA	1,311,970
1,000,000	3.625%, 08/01/25	Aa2/AA	1,012,900
970,000	3.000%, 08/01/25	Aa2/AA	889,878
600,000	3.000%, 08/01/26	Aa2/AA	538,134
2,280,000	4.500%, 08/01/28	Aa2/AA	2,404,374
345,000	5.000%, 08/01/29	Aa2/AA	374,791

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	928,002
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,753,520

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,298,288

	County of Maui, Hawaii, Prerefunded to 03/01/15 @ 100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	189,878
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	543,263

	County of Maui, Hawaii, Unrefunded Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	856,392
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	614,438

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,242,566
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	807,525

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,409,069
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,103,021
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,580,975

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,183,441

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,347,050

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	834,283

	State of Hawaii, Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,176,450

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,348,660

	State of Hawaii, Series DD Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,081,400

	State of Hawaii, Series DE Prerefunded 10/01/14 @100
750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	776,468
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	16,322,474
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/A	248,470
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,588,225

	State of Hawaii, Series DF Prerefunded 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,744,825
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,497,732
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,204,500
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,627,131
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,723,247
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,245,175

	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,222,050

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,128,560

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,492,500
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,020,875
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,492,500

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,477,050

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA-	2,886,655

	State of Hawaii, Series DJ, Unrefunded Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,700,186

	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA	1,133,080

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,132,580

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,575,600

	State of Hawaii, Series DY, Refunding
3,765,000	5.000%, 02/01/20	Aa2/AA	4,422,444

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,770,765
7,500,000	5.000%, 12/01/26	Aa2/AA	8,364,600
5,000,000	5.000%, 12/01/28	Aa2/AA	5,499,700
10,575,000	5.000%, 12/01/29	Aa2/AA	11,555,620
8,500,000	5.000%, 12/01/30	Aa2/AA	9,215,190

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA	1,404,304
5,000,000	5.000%, 11/01/22	Aa2/AA	5,863,450
1,000,000	5.000%, 11/01/24	Aa2/AA	1,142,390
1,000,000	5.000%, 11/01/27	Aa2/AA	1,111,420

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA	1,749,495
1,500,000	5.000%, 08/01/20	Aa2/AA	1,764,915

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA	1,672,665

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA	2,341,700

	Total General Obligation Bonds		484,712,991

Revenue Bonds (36.8%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/A	5,287,050

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/A	2,601,245

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/A	2,204,999

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/A	4,739,576

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	4,969,538
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,103,006
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,381,942
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,241,157
5,495,000	5.000%, 07/01/33	Aa2/NR***	5,834,261

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/A	428,093
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/A	229,979
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/A	250,274

	City and County of Honolulu, Hawaii, Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR***	5,229,250

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,602,433
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,623,674
1,000,000	4.000%, 07/01/31	Aa2/NR***	982,700
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,128,400

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/A	3,172,402
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/A	1,717,270
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/A	1,883,112

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/NR***	1,138,960
2,455,000	5.000%, 07/01/21	Aa2/NR***	2,781,270
2,800,000	5.000%, 07/01/22	Aa2/NR***	3,150,644
3,300,000	5.000%, 07/01/23	Aa2/NR***	3,681,051
2,500,000	5.000%, 07/01/24	Aa2/NR***	2,768,500

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/A	1,028,450

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
1,000,000	4.000%, 07/01/14	Aa3/NR***	1,018,620
1,080,000	5.000%, 07/01/22	Aa3/NR***	1,209,384

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/NR***	7,747,282

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR***	1,461,243
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR***	2,097,675
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR***	2,190,576

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,171,180
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,078,820
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,072,100
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,599,255
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,185,720
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,590,925

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,014,320
3,000,000	4.000%, 07/01/30	Aa2/NR***	2,964,300

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A-	168,540

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,974,434

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,175,000	5.125%, 11/15/32	NR/NR*****	3,109,055

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
16,830,000	0.060%, 07/01/29 Bank of America LOC	VMIG1/A-1*	16,830,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
3,200,000	0.050%, 07/01/29 Bank of America LOC	VMIG1/A-1*	3,200,000

	Hawaii State Department of Hawaiian Home Lands
730,000	4.500%, 04/01/14	A1/NR****	735,855
500,000	5.000%, 04/01/15	A1/NR****	522,855
715,000	5.000%, 04/01/17	A1/NR****	780,930
1,000,000	5.500%, 04/01/20	A1/NR****	1,097,880

	State of Hawaii Airport System Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A	16,848,450
5,000,000	5.000%, 07/01/22	A2/A	5,486,700
1,500,000	5.000%, 07/01/23	A2/A	1,629,555
3,000,000	5.000%, 07/01/24	A2/A	3,216,480

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,318,981
1,000,000	5.250%, 07/01/23	A2/A	1,131,720
1,000,000	5.250%, 07/01/27	A2/A	1,095,900

	State of Hawaii Airport System Revenue, Series A
1,320,000	5.250%, 07/01/20	A2/A	1,530,104
2,000,000	4.000%, 07/01/20	A2/A	2,163,640
3,000,000	5.000%, 07/01/22	A2/A	3,379,500
1,000,000	5.250%, 07/01/28	A2/A	1,086,250

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	17,802,840
4,000,000	5.625%, 07/01/40	A2/A+	4,253,000

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA-	5,009,084
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA-	1,470,982

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA-	2,136,920
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA-	2,472,892

	State of Hawaii Highway Revenue
500,000	5.000%, 01/01/14	Aa2/AA+	500,060
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,132,680
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,160,040
5,135,000	5.500%, 07/01/18	Aa2/AA+	6,066,181
5,220,000	6.000%, 01/01/23	Aa2/AA+	5,922,090

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,064,230

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	6,535,020
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,421,481
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,266,640
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,231,094

	State of Hawaii Highway Revenue, Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,548,873

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	1,855,320

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
2,060,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,209,329

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Halekauwila Place, Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+	2,001,200

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA-	2,146,740

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,354,750

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,104,690
2,725,000	5.500%, 10/01/22	Aa2/A+	3,082,956
5,225,000	5.250%, 10/01/34	Aa2/A+	5,586,884

	University of Hawaii, Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	821,264

	University of Hawaii, Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,049,390
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,028,421

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,025,830
500,000	4.000%, 10/01/15	Aa2/A+	531,620
1,125,000	4.000%, 10/01/16	Aa2/A+	1,225,103
2,175,000	4.000%, 10/01/17	Aa2/A+	2,401,853
1,000,000	4.000%, 10/01/19	Aa2/A+	1,105,570

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,538,745

	Total Revenue Bonds		291,931,237

	Total Investments (cost $757,703,747-note b) - 98.0%		776,644,228
	Other assets less liabilities - 2.0%		16,229,544
	NET ASSETS - 100.0%		$792,873,772

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Fitch Ratings:
*** AA
**** A
*****BBB

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa or VMIG1 of Moody's	2.9%
Prerefunded bonds †† / Escrowed to Maturity bonds	25.8
Aa of Moody's or AA of S&P	60.6
A of Moody's	9.7
Baa of Moody's and BBB of S&P	1.0
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $757,703,747 amounted to $18,940,481 which consisted of aggregate gross unrealized appreciation of $29,251,836 and aggregate gross unrealized depreciation of $10,311,355.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	776,644,228
Level 3 – Significant Unobservable Inputs	-
Total	$776,644,228

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 20, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 20, 2014